Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Significant Related Party Transactions
b)	Names of related parties and relationship

Name	Relationship
Unimos Shanghai	Associate
JMC	Associate

Key Management Personnel Compensation
d)	Key management personnel compensation

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Salaries and other short-term employee benefits	178,713	186,854	243,405
Post-employment compensation	2,049	4,258	2,156

	180,762	191,112	245,561